Goodwill and other intangibles (Details-Not deductible for tax purposes) - Rubicon [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill	$ 32,132	$ 32,132
Rubicon Technologies L L C [Member]
Goodwill		$ 32,132	$ 32,132